Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, the unaudited condensed consolidated financial statements do not include all of the information and notes required by U.S. GAAP for complete financial statements. The accounting policies we follow are set forth in Note 2, “Summary of Significant Accounting Policies,” to Ceridian’s audited consolidated financial statements, included in our audited consolidated financial statements and notes thereto for the year ended December 31, 2017 (our “2017 Annual Report”), included within our prospectus dated April 25, 2018, as filed with the Securities and Exchange Commission (the “SEC”) on April 26, 2018, pursuant to Rule 424(b) under the Securities Act of 1933, as amended (File No. 333-223905) (the “Prospectus”). The following notes should be read in conjunction with such policies and other disclosures in our 2017 Annual Report and Prospectus.

In the opinion of management, the unaudited condensed consolidated financial statements contained herein reflect all adjustments (consisting only of normal recurring adjustments, except as set forth in these notes to condensed consolidated financial statements) necessary to present fairly in all material aspects the financial position, results of operations, comprehensive loss, and cash flows from all periods presented. Interim results are not necessarily indicative of results for a full year.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The accompanying consolidated financial statements include the operations and accounts of Ceridian and all subsidiaries, as well as any variable interest entity (“VIE”) in which we have controlling financial interest. All intercompany balances and transactions have been eliminated from our consolidated financial statements.

We consolidate the grantor trusts that hold funds provided by our payroll and tax filing customers pending remittance to employees of those customers or tax authorities in the United States and Canada. Under consolidation accounting, the enterprise with a controlling financial interest consolidates a VIE. A controlling financial interest in an entity is determined through analysis that identifies the primary beneficiary which has (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. In addition, ongoing reassessments must be performed to confirm whether an enterprise is the primary beneficiary of a VIE. The grantor trusts are VIEs, and we are deemed to have a controlling financial interest as the primary beneficiary. Please refer to Note 6, “Customer Trust Funds,” for further information on our accounting for these funds.

Reverse Stock Split

Reverse Stock Split

On April 10, 2018, we effected a 1-for-2 reverse stock split of our common stock. All of the common stock and per share information referenced throughout this report have been retroactively adjusted to reflect this reverse stock split.

Reverse Stock Split

On April 10, 2018, we effected a 1-for-2 reverse stock split of our common stock. All of the common share and per share information referenced throughout the consolidated financial statements and accompanying notes thereto have been retroactively adjusted to reflect this reverse stock split.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of our financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates that could significantly affect our results of operations or financial condition involve the assignment of fair values to goodwill and other intangible assets, the testing of impairment of long-lived assets, the determination of our liability for pensions and postretirement benefits, the determination of fair value of stock options granted, and the resolution of tax matters and legal contingencies. Please refer to our 2017 Annual Report for a further discussion of these estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of our financial statements and our reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates that could significantly affect our results of operations or financial condition involve the assignment of fair values to goodwill and other intangible assets and testing for impairment; the testing of impairment of long-lived assets; the determination of our liability for pensions and postretirement benefits; the determination of fair value of stock options granted; and the resolution of tax matters and legal contingencies. Further discussion on these estimates can be found in related disclosures elsewhere in our notes to the consolidated financial statements.

Internally Developed Software Costs

Internally Developed Software Costs

In accordance with Accounting Standards Codification (“ASC”) Topic 350, we capitalize costs associated with software developed or obtained for internal use when both the preliminary project stage is completed and our management has authorized further funding for the project, which it deems probable of completion. Capitalized software costs include only: (1) external direct costs of materials and services consumed in developing or obtaining the software; (2) payroll and payroll-related costs for employees who are directly associated with and who devote time to the project; and (3) interest costs incurred while developing the software. Capitalization of these costs ceases no later than the point at which the project is substantially complete and ready for its intended purpose. We do not include general and administrative costs and overhead costs in capitalizable costs. We charge research and development costs and other software maintenance costs related to software development to earnings as incurred.

Internally Developed Software Costs

We capitalize costs associated with software developed or obtained for internal use when both the preliminary project stage is completed and our management has authorized further funding for the project, which it deems probable of completion. Capitalized software costs include only: (1) external direct costs of materials and services consumed in developing or obtaining the software; (2) payroll and payroll-related costs for employees who are directly associated with and who devote time to the project; and (3) interest costs incurred while developing the software. Capitalization of these costs ceases no later than the point at which the project is substantially complete and ready for its intended purpose. We do not include general and administrative costs and overhead costs in capitalizable costs. We charge research and development costs and other software maintenance costs related to software development to earnings as incurred.

We had capitalized software costs, net of accumulated amortization, of $56.4 and $46.5 as of December 31, 2017 and 2016, respectively, included in property, plant, and equipment in the accompanying consolidated balance sheets. We amortize software costs on a straight-line basis over the expected life of the software, generally a range of two to seven years. Amortization of software costs totaled $23.6, $20.9, and $19.4 for the years ended December 31, 2017, 2016, and 2015, respectively.

Foreign Currency Translation

Foreign Currency Translation

We have international operations whereby the local currencies serve as functional currencies. We translate foreign currency denominated assets and liabilities at the end-of-period exchange rates and foreign currency denominated statements of operations at the weighted-average exchange rates for each period. We report the effect of changes in the U.S. dollar carrying values of assets and liabilities of our international operations that are due to changes in exchange rates between the U.S. dollar and their functional currency as foreign currency translation within accumulated other comprehensive income (loss) in the accompanying condensed consolidated statements of comprehensive income (loss). Gains and losses from transactions and translation of assets and liabilities denominated in currencies other than the functional currency of the international operation are recorded in the condensed consolidated statements of operations within other expense, net.

Foreign Currency Translation

We have international operations whereby the local currencies serve as functional currencies. We translate foreign currency denominated assets and liabilities at the end-of-period exchange rates and foreign currency denominated statements of operations at the weighted-average exchange rates for each period. We report the effect of changes in the U.S. dollar carrying values of assets and liabilities of our international operations that are due to changes in exchange rates between the U.S. dollar and their functional currency as foreign currency translation within accumulated other comprehensive income (loss) in the accompanying consolidated statements of stockholders’ equity and comprehensive income (loss). Gains and losses from transactions and translation of assets and liabilities denominated in currencies other than the functional currency of the international operation are recorded in the consolidated statements of operations within other expense, net.

Recently Issued and Adopted Accounting Pronouncements

Recently Issued and Adopted Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers,” which replaced all existing revenue guidance created by ASC Topic 606, including prescriptive industry-specific guidance. This standard’s core principle is that an entity will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Entities will need to apply more judgment and make more estimates than under the previous guidance. In July 2015, the FASB deferred the effective date for all entities by one year, making the guidance for non-public companies effective for annual reporting periods beginning after December 15, 2018. Early adoption was permitted to the original effective date of December 15, 2016 (including interim reporting periods within that reporting period). The standard permits the use of either the retrospective or cumulative effect transition method. Section 107 of the Jumpstart Our Business Startups Act of 2012 (the “Jobs Act”) provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act of 1933, as amended, for complying with new or revised accounting standards. An emerging growth company can, therefore, delay adoption of certain accounting standards until those standards would otherwise apply to private companies. Management has chosen to take advantage of this extended transition period to adopt ASU No. 2014-09 beginning in the first quarter of 2019. Management anticipates using the retrospective method for adoption.

In preparation for this planned adoption, we have been evaluating the impact of the new standard to our financial statements and accompanying disclosures in the notes to our consolidated financial statements. Our assessment of the impact includes an evaluation of the five-step process set forth in the new standard along with the enhancement of disclosures that will be required. To date, we have developed our initial plan for implementing the standard, which includes identifying customer contracts within the scope of the new standard, identifying performance obligations within those customer contracts, and evaluating the impact of incremental variable consideration paid to obtain those customer contracts. We have also undertaken a comprehensive review of all contracts that fall under the scope of the new standard; and, as of the date of this report, we have substantially completed our review of in-scope contracts.

Based on analysis performed to date, we expect that adoption of the new standard will result in changes to the classification and timing of our revenue recognition. Specifically, we expect an increase in revenue classified as professional services and other revenue and a reduction in revenue classified as recurring services revenue under the new standard, as compared to current U.S. GAAP. Further, we expect that the new standard will result in changes to the timing of our revenue recognition compared to current U.S. GAAP. In compliance with the new standard, a contractual asset will be reflected on the consolidated balance sheets and will be amortized over the customers’ period of benefit, which is generally three years. We also expect changes to the timing of certain incremental selling, general, and administrative expenses, as the new standard will also require capitalizing and amortizing certain selling expenses, such as commissions and bonuses paid to the sales force. These sales expenses will be amortized over the customer’s period of benefit, generally five years.

In periods of revenue growth, the changes above are expected to result in higher overall earnings before income taxes and net income, on an annual basis, when compared to current U.S. GAAP. We have not yet determined the impact of the disclosure requirements.

The following table presents the anticipated impacts that the adoption of ASC 606 would have for the periods presented:

	Nine Months Ended September 30, 2018
	As Reported	Under ASC 606	Impact
Revenue:
Recurring services	$480.8	$460.4	$(20.4)
Professional services and other	65.3	85.5	20.2

Total revenue	$546.1	$545.9	$(0.2)
Operating profit	$31.3	$36.9	$5.6

	Nine Months Ended September 30, 2017
	As Reported	Under ASC 606	Impact
Revenue:
Recurring services	$438.2	$419.8	$(18.4)
Professional services and other	50.2	72.7	22.5

Total revenue	$488.4	$492.5	$4.1
Operating profit	$16.9	$25.7	$8.8

In February 2016, the FASB issued ASU No. 2016-02, “Leases,” which is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. This standard requires balance sheet recognition for both finance leases and operating leases. This guidance is effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, and for non-public companies for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. The guidance is required to be adopted using a modified retrospective approach. An entity will, in effect, continue to account for leases that commence before the effective date in accordance with previous U.S. GAAP unless the lease is modified, except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases at each reporting date based on the present value of the remaining minimum rental payments that were tracked and disclosed under previous U.S. GAAP.

In July 2018, the FASB issued ASU No. 2018-10, “Codification Improvements to Topic 842, Leases” and 2018-11, “Leases (Topic 842): Targeted Improvements”. The amendments in ASU No. 2018-10 affect narrow aspects of the guidance issued in ASU No. 2016-02. For non-early adopters, this amendment is effective under the same timelines as ASU No. 2016-02. The amendments in ASU No. 2018-11 provide entities with an additional (and optional) transition method to adopt the new lease requirements. Under the additional transition method, entities may initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The amendments in this update also provide lessors with a practical alternative to separate non-lease components from the associated lease component. Under this alternative, lessors may account for those components as a single component if the non-lease components otherwise would be accounted for under the new revenue guidance (Topic 606) and certain other criteria are met. For entities that have not adopted Topic 842 before the issuance of this update, the effective date and transition requirements are the same as the effective date and transition requirements in ASU No. 2016-02. We are currently evaluating the impact of the adoption of this standard.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows—Classification of Certain Cash Receipts and Cash Payments”, which addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice of certain cash receipts and cash payments. This guidance is effective for non-public companies for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. We have chosen to early adopt this guidance as of January 1, 2018, and have applied this guidance to the presentation of our debt refinancing transactions that occurred during 2018.

In February 2018, the FASB issued ASU No. 2018-02, “Income Statement—Reporting Comprehensive Income,” which is in response to a narrow-scope financial reporting issue that arose because of the Tax Cuts and Jobs Act. The amendment in this update allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. This amendment is intended to improve the usefulness of information reported to financial statement users by requiring certain disclosures about stranded tax effects. The amendment in this update is effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. We are currently evaluating the impact of the adoption of this standard. Please refer to Note 13, “Income Taxes,” for further discussion of this new guidance.

Recently Issued and Adopted Accounting Pronouncements

In May 2014 the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers,” which replaced all existing revenue guidance created by ASC Topic 606, including prescriptive industry-specific guidance. This standard’s core principle is that an entity will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Entities will need to apply more judgment and make more estimates than under the previous guidance. In July 2015 the FASB deferred the effective date for all entities by one year, making the guidance for non-public companies effective for annual reporting periods beginning after December 15, 2018. Early adoption is permitted to the original effective date of December 15, 2016 (including interim reporting periods within that reporting period). The standard permits the use of either the retrospective or cumulative effect transition method. Management has decided to adopt the new standard effective first quarter 2019. Management anticipates using the retrospective method for adoption.

In preparation for this planned adoption, we have been evaluating the impact of the new standard to our financial statements and accompanying disclosures in the notes to our consolidated financial statements. Our assessment of the impact includes an evaluation of the five-step process set forth in the new standard along with the enhancement of disclosures that will be required. To date, we have developed our initial plan for implementing the standard, which includes identifying customer contracts within the scope of the new standard, identifying performance obligations within those customer contracts, and evaluating the impact of incremental variable consideration paid to obtain those customer contracts. We have also undertaken a comprehensive review of all contracts that fall under the scope of the new standard; and, as of the date of this report, we are nearly complete with our review of in-scope contracts.

Based on analysis performed to date, we expect that adoption of the new standard will result in changes to the classification and timing of our revenue recognition. Specifically, we expect an increase in revenue classified as professional services and other revenue and a reduction in revenue classified as recurring services revenue, compared to current U.S. GAAP. Further, we expect that the new standard will result in changes to the timing of our revenue recognition compared to current U.S. GAAP. In compliance with the new standard, a contractual asset will be reflected on the consolidated balance sheets and will be amortized over the customers’ period of benefit, which is generally three years. We also expect changes to the timing of certain selling, general, and administrative expenses, as the new standard will also require capitalizing and amortizing certain selling expenses, such as commissions and bonuses paid to the sales force. These sales expenses will be amortized over the customer’s period of benefit, generally five years.

In periods of revenue growth, the changes above are expected to result in higher overall earnings before income taxes and net income when compared to current U.S. GAAP. We have not yet determined the impact of the disclosure requirements.

In February 2016 the FASB issued ASU No. 2016-02, “Leases,” which is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. This standard requires balance sheet recognition for both finance leases and operating leases. This guidance is effective for non-public companies for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. The guidance is required to be adopted using a modified retrospective approach. An entity will, in effect, continue to account for leases that commence before the effective date in accordance with previous U.S. GAAP unless the lease is modified, except that lessees are required to recognize a right-of-use asset and a lease liability for all operating leases at each reporting date based on the present value of the remaining minimum rental payments that were tracked and disclosed under previous U.S. GAAP. We are currently evaluating the impact of the adoption of this standard.

In March 2016 the FASB issued ASU No. 2016-09, “Compensation-Stock Compensation,” which simplifies several aspects of accounting for share-based payment transactions. This standard requires all excess tax benefits or deficiencies to be recognized within the income statement with the tax benefits classified as an operating activity on the statement of cash flows. This standard also requires cash paid by an employer for tax withholding purposes to be classified as a financing activity on the statement of cash flows. This guidance is effective for non-public companies for fiscal years beginning after December 15, 2017, and interim periods within fiscal years beginning after December 15, 2018. The guidance relating to the income tax consequences is required to be adopted using a modified retrospective approach. The guidance relating to the classification on the statement of cash flows is required to be adopted using a retrospective approach. We elected early adoption of this standard as of January 1, 2017, which had an immaterial impact on our financial results and presentation.

In January 2017 the FASB issued ASU No. 2017-04, “Intangibles-Goodwill and Other,” which simplifies the subsequent measurement of goodwill by eliminating Step 2 of the goodwill impairment test. This standard requires that an entity perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The update also eliminates the requirement for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. This guidance is effective for public business entities that are not an SEC filer for annual or interim goodwill impairment tests in fiscal years beginning December 15, 2020. We elected early adoption of this standard as of our October 1, 2017, our annual testing date, which did not have an impact on our financial results.

Revision of Prior Period Financial Statements

Revision of Prior Period Financial Statements

In connection with the preparation of our consolidated financial statements for the year ended December 31, 2017, we identified a prior period error pertaining to the misclassification of a deferred tax liability attributable to previously amortized tax basis goodwill as a deferred tax liability eligible to offset deferred tax assets when determining the requirement for a valuation allowance. This resulted in a $12.7 understatement of non-cash income tax expense in fiscal years prior to December 31, 2015, impacting accumulated deficit amounts as a component of stockholders’ equity as of December 31, 2015 and 2016. There was no impact to the consolidated statements of operations for any period presented. In accordance with accounting guidance found in Accounting Standards Codification (“ASC”) Topic 250-10 (Securities and Exchange Commission Staff Accounting Bulletin No. 99, “Materiality,” and No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements”), we assessed the materiality of the error from quantitative and qualitative perspectives and concluded that the error was not material to any of our previously issued financial statements. Since the revision was not material to any prior period, no amendments to previously issued financial statements are required. Consequently, we have adjusted for this error by revising our historical financial statements presented herein. We have recognized the cumulative effect of the error on periods prior to those that are presented herein by increasing accumulated deficit and other liabilities by $12.7 on our consolidated balance sheets as of December 31, 2016, and increasing accumulated deficit by $12.7 on our consolidated statements of stockholders’ equity as of December 31, 2014, 2015 and 2016.

Cash and Equivalents		Cash and Equivalents As of December 31, 2017 and 2016, cash and equivalents were comprised of cash held in bank accounts and investments with an original maturity of three months or less.
Concentrations

Concentrations

Cash deposits of client and corporate funds are maintained primarily in large credit-worthy financial institutions in the countries in which we operate. These deposits may exceed the amount of any deposit insurance that may be available through government agencies. All deliverable securities are held in custody with large credit-worthy financial institutions which bear the risk of custodial loss. Non-deliverable securities, primarily money market securities, are restricted to large, credit-worthy broker-dealers and financial institutions.

Trade and Other Receivables, Net

Trade and Other Receivables, Net

Trade and other receivables balances are presented on the consolidated balance sheets net of the allowance for doubtful accounts of $1.3 and $1.8 and the reserve for sales adjustment of $4.7 and $4.1 as of December 31, 2017 and 2016, respectively. We experience credit losses on accounts receivable and, accordingly, must make estimates related to the ultimate collection of the receivables. Specifically, management analyzes accounts receivable, historical bad debt experience, customer concentrations, customer creditworthiness, and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. We estimate the reserve for sales adjustment based on historical sales adjustment experience. We write off accounts receivable when we determine that the accounts are uncollectible, generally upon customer bankruptcy or the customer’s nonresponse to continued collection efforts.

Property, Plant, and Equipment

Property, Plant, and Equipment

Our property, plant, and equipment assets are stated at cost less depreciation. Depreciation is calculated on a straight-line basis over the shorter of the remaining lease term or estimated useful life of the related assets, which are generally as follows:

Buildings	40 years
Building improvements	5-14 years
Machinery and equipment	3-8 years
Computer equipment	3-6 years

Repairs and maintenance costs are expensed as incurred. We capitalized interest of $0.6 and $0.4 in property, plant, and equipment during the years ended December 31, 2017 and 2016, respectively. Property, plant, and equipment assets are assessed for impairment as described under the heading “Impairment of Long-Lived Assets” below.

Assignment of Fair Values Upon Acquisition of Goodwill and Other Intangible Assets

Assignment of Fair Values Upon Acquisition of Goodwill and Other Intangible Assets

In the event of a business combination where we are the acquiring party, we are required to assign fair values to all identifiable assets and liabilities acquired, including intangible assets, such as customer lists, identifiable intangible trademarks, technology and non-compete agreement. We are also required to determine the useful life for definite-lived identifiable intangible assets acquired. These determinations require significant judgments, estimates, and assumptions, and, when material amounts are involved, we generally utilize the assistance of third-party valuation consultants. The remainder of the purchase price of the acquired business not assigned to identifiable assets or liabilities is then recorded as goodwill.

In conjunction with the 2007 Merger, affiliates of the Sponsors completed the acquisition of all outstanding equity of the Ceridian entities. Although Parent continued as the same legal entity after the 2007 Merger, the application of push down accounting representing the termination of the old accounting entity and the creation of a new one resulted in the adjustment of all net assets to their respective fair values as of the 2007 Merger. Net assets of the Parent were adjusted to their respective fair values, which included goodwill, trademarks, customer lists, and other intangible assets. At the time of the legal separation of Ceridian and Comdata on October 1, 2013 (the “Separation Transaction”), there was no change in ownership control by the Sponsors and other stockholders of Parent and its ownership structure and accordingly, Ceridian’s separation from Parent was not accounted for as a business combination. As such, the goodwill and intangibles from the 2007 Merger remain after the Separation Transaction.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill, which represents the excess purchase price over the fair value of net assets of businesses acquired, is assigned to reporting units based on the benefits derived from the acquisition. Goodwill and indefinite-lived intangibles are not amortized against earnings but instead are subject to impairment review on at least an annual basis. We perform our annual assessment of goodwill and indefinite-lived intangible balances as of October 1 of each year. There was no indication of impairment for either reporting unit at October 1, 2017.

As of January 1, 2017, we elected early adoption of Accounting Standards Update No. 2017-04, “Intangibles-Goodwill and Other,” which simplifies the subsequent measurement of goodwill by eliminating Step 2 of the goodwill impairment test. We assess goodwill impairment risk by first performing a qualitative review of entity-specific, industry, market, and general economic factors for each reporting unit. If significant potential goodwill impairment risk exists for a specific reporting unit, we apply a quantitative test. The quantitative test compares the reporting unit’s estimated fair value with its carrying amount. In estimating fair value of our reporting units, we use a combination of the income approach and the market-based approach. A number of significant assumptions and estimates are involved in determining the current fair value of the reporting units, including operating cash flows, markets and market share, sales volumes and prices, and working capital changes. We consider historical experience and all available information at the time the fair values of our reporting units are estimated. However, fair values that could be realized in an actual transaction may differ from those used to evaluate the goodwill for impairment. The evaluation of impairment involves comparing the current fair value of the reporting unit to the carrying amount. To the extent that the carrying amount of goodwill of the reporting unit exceeds the fair value of the reporting unit, an impairment loss is recognized.

Intangible assets represent amounts assigned to specifically identifiable intangible assets at the time of an acquisition. Definite-lived assets are amortized on a straight-line basis generally over the following periods:

Customer lists and relationships	5-15 years
Technology	2-7 years

Indefinite-lived intangible assets, which consist of trademarks, are tested for impairment on an annual basis, or more frequently if certain events or circumstances occur that could indicate impairment. When evaluating whether the indefinite-lived intangible assets are impaired, the carrying amount is compared to its estimated fair value. The estimate of fair value is based on a relief from royalty method which calculates the cost savings associated with owning rather than licensing the trademark. An estimated royalty rate is applied to forecasted revenue and the resulting cash flows are discounted. Definite-lived assets are assessed for impairment as described under the heading “Impairment of Long-Lived Assets” below.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, such as property, plant, and equipment, capitalized software, and definite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability of asset groups to be held and used is measured by a comparison of the carrying amount of an asset group to the estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. Please refer to Note 13, “Supplementary Data to Statements of Operations” for further information on the impairment of long-lived assets for the years ended December 31, 2017, 2016, and 2015.

Revenue Recognition

Revenue Recognition

We recognize revenue from the sale of our services, net of applicable sales taxes, when the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the seller’s price to the buyer is fixed or determinable; and (4) collectability is reasonably assured. We rely on a signed contract with the customer as the persuasive evidence of a sales arrangement.

We enter into revenue arrangements that may consist of multiple deliverables based on the needs of our customers. For example, our services address a broad range of employment process needs, such as payroll, payroll-related tax filing, human resource information, employee self-service capabilities, time and labor management, employee assistance, work-life, recognition, and incentive programs, and recruitment and applicant screening. A customer arrangement may contain any of these elements with different elements delivered across multiple reporting periods.

We have a single unit of accounting for each deliverable in a contract based on the use of estimated selling price (“ESP”) in those cases where vendor-specific objective evidence of selling price (“VSOE”) or third party evidence (“TPE”) cannot be established. Our determination of ESP involves the consideration of several factors based on the specific facts and circumstances of each contract. Specifically, we consider the cost to produce or to provide the deliverable, the anticipated margin on that deliverable, the selling price and profit margin for similar services, the value of any enhancements that have been built into the deliverable and the characteristics of the varying markets in which the deliverable will be sold.

When we are unable to establish a selling price using VSOE or TPE, we use ESP in the allocation of arrangement consideration. The objective of ESP is to determine the price at which we would transact a sale if the service were sold on a stand-alone basis.

We regularly review VSOE, TPE, and ESP and maintain internal controls over the establishment and updates of these estimates. There were no material impacts during the period nor do we currently expect a material impact in the near term from changes in VSOE, TPE, or ESP.

Deferred revenue primarily consists of customer billings in advance of revenues being recognized from our contracts. Deferred revenue also includes certain deferred professional services fees that are accounted for as a single unit of accounting with subscription fees and are recognized as revenues over the same period as the related customer contract. Deferred revenue that is anticipated to be recognized during the succeeding twelve-month period is recorded as current deferred revenue and the remaining portion is recorded as noncurrent.

Recurring Services Revenues

Recurring Services Revenues

Revenues are presented within the consolidated statements of operations in two categories: recurring services, and professional services and other. Recurring services revenues consist of monthly fees that we charge for our Cloud and Bureau solutions, as well as for LifeWorks. For our Dayforce solutions, we primarily charge monthly recurring fees on a PEPM basis, generally one-month in advance of service, based on the number and type of solutions provided to the customer and the number of employees at the customer. We charge Powerpay customers monthly recurring fees on a per-employee, per-process basis. For our Bureau solutions, we typically charge monthly recurring fees on a per-process basis. The typical recurring services customer contract has an initial term of three years. The initial recurring services contracts have general acceptance criteria that consist of the completion of user acceptance testing. Any credits related to service level commitments are recognized as incurred as service level failures and are not anticipated at contract signing. Should a customer cancel the initial contract, an early termination fee may be applicable and revenue is recognized upon collection. We also generate recurring services revenue from investment income on our Cloud and Bureau customer funds held in trust before such funds are remitted to taxing authorities, customer employees or other third parties. We refer to this investment income as float revenue. Please refer to Note 18, “Financial Data by Segment and Geographic Area,” for a full description of our sources of revenue.

Professional Services and Other Revenues

Professional Services and Other Revenues

Professional services and other revenues consist primarily of charges relating to the work performed to assist customers with the implementation of their solutions. Also included in professional services are any related training services, post-implementation professional services, and purchased time clocks. We also generate professional services and other revenues from custom professional services and consulting services that we provide and for certain third-party services that we arrange for our Bureau customers. Professional services revenue is primarily recognized as hours are incurred.

Cost of Revenue

Cost of Revenue

Cost of revenue consists of costs to deliver our revenue-producing services. Most of these costs are recognized as incurred, that is, as we become obligated to pay for them. Some costs of revenue are recognized in the period that a service is sold and delivered. Other costs of revenue are recognized over the period of use or in proportion to the related revenue.

The costs recognized as incurred consist primarily of customer service staff costs, customer technical support costs, implementation personnel costs, costs of hosting applications, consulting and purchased services, delivery services, and royalties. The costs of revenue recognized over the period of use are depreciation and amortization, rentals of facilities and equipment, and direct and incremental costs associated with deferred implementation service revenue.

Cost of recurring services revenues primarily consists of costs to provide maintenance and technical support to our customers, and the costs of hosting our applications. The cost of recurring services revenues includes compensation and other employee-related expenses for data center staff, payments to outside service providers, data center, and networking expenses.

Cost of professional services and other revenues primarily consists of costs to provide implementation consulting services and training to our customers, as well as the cost of time clocks. Costs to provide implementation consulting services include compensation and other employee-related expenses for professional services staff, costs of subcontractors, and travel.

Product development and management expense includes costs related to software development activities that do not qualify for capitalization, such as development, quality assurance, testing of new technologies, and enhancements to our existing solutions that do not result in additional functionality. Product development and management expense also includes costs related to the management of our service offerings. Research and development expense, which is included within product development and management expense, was $19.0, $13.0, and $11.2 for the years ended December 31, 2017, 2016, and 2015, respectively.

Depreciation and amortization related to cost of revenue primarily consists of amortization of capitalized software.

Selling, General, and Administrative Expense

Selling, General, and Administrative Expense

Selling expense includes costs related to maintaining a direct marketing infrastructure and sales force and other direct marketing efforts, such as advertising, telemarketing, direct mail, and trade shows. Advertising costs are expensed as incurred. Advertising expense was $5.6, $5.9, and $5.4 for the years ended December 31, 2017, 2016, and 2015, respectively.

General and administrative expense includes costs that are not directly related to delivery of services, selling efforts, or product development, primarily consisting of corporate-level costs, such as administration, finance, legal and human resources. Also included in this category are the provision for doubtful accounts receivable, net periodic pension costs, depreciation, and amortization of other intangible assets not reflected in cost of revenue.

Other Expense, Net

Other Expense, Net

Other expense, net includes the results of transactions that are not appropriately classified in another category. These items are primarily foreign currency translation gains and losses, environmental reserve charges, and charges related to the impairment of asset values.

Income Taxes

Income Taxes

Income taxes have been provided for using the liability method. The liability method requires an asset and liability based approach in accounting for income taxes. Deferred tax assets and liabilities are recorded for temporary differences between the financial reporting basis and the tax basis of assets and liabilities and the expected benefits of utilizing net operating loss carryforwards. The impact on deferred taxes of changes in tax rates and laws, if any, applied to the years during which temporary differences are expected to be settled, are reflected in the consolidated financial statements in the period of enactment.

We classify interest and penalties related to income taxes as a component of the income tax provision.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash and equivalents, trade and other receivables, net, customer trust funds, customer trust funds obligations, customer advance payments, and accounts payable approximate fair value because of the short-term nature of these items.

Share-Based Compensation

Share-Based Compensation

Our employees participate in share-based compensation plans. Under the fair value recognition provisions of share-based compensation accounting, we measure share-based compensation cost at the grant date based on the fair value of the award and recognize the compensation expense over the requisite service period, which is the period during which an employee is required to provide services in exchange for the award.

We use the Black-Scholes standard option pricing model (“Black-Scholes model”) to determine the fair value of stock options with term-based vesting conditions. The determination of the fair value of the awards on the date of grant using the Black-Scholes model is affected by the value of our common stock as well as other inputs and assumptions described below. The value of our common stock is determined by the Board of Directors with assistance from a third-party valuation expert.

We use an integrated Monte Carlo simulation model and a trinomial lattice model to determine fair value of performance-based options. The Monte Carlo model utilizes multiple input variables that determine the probability of satisfying the market conditions stipulated in the award. This probability is an input into the trinomial lattice model used to fair value the options as well as other inputs and assumptions described below.

If factors change and we employ different assumptions for estimating share-based compensation expense in future periods or if we adopt a different valuation model, the future periods may differ significantly from what we have recorded in the current period and could materially affect our operating results.

To determine fair value of both term- and performance-based stock options, the risk-free interest rate used was based on the implied yield currently available on U.S. Treasury zero coupon issues with remaining term equal to the contractual term of the performance-based options and the expected term of the term-based option. The estimated volatility of our common stock is based on volatility data for selected comparable public companies over the expected term of our stock options. Because we do not anticipate paying any cash dividends in the foreseeable future, we use an expected dividend yield of zero. The amount of share-based compensation expense we recognize during a period is based on the portion of the awards that are ultimately expected to vest.

We estimate option forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. We analyze historical data to estimate pre-vesting forfeitures and record share-based compensation expense for those awards expected to vest. We recognize term-based stock compensation expense using the straight-line method.